Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Profit for the year	R$ (55,068)	R$ 30,686	R$ 30,370
Adjustments to profit
- Depreciation and amortization	58,336	43,659	17,460
- Result of equity interests in affiliates	8,764
- Impairment losses on financial assets	(595,581)	213,688	138,570
- Expenses with provisions	19,002	15,280	8,413
- Deferred income tax and social contribution	228,434	(50,875)	(35,545)
- Current income tax and social contribution	(52,441)	13,166	5,859
- Provisions for loss of assets	(43,618)	(4,401)	4,295
- Result of foreign exchange variation	30	(1,006)	(397)
- Share-based payment expenses			103
Compulsory deposits at Banco Central do Brasil	(689,759)	(1,317,449)	(302,162)
Loans and advances to customers, net of provision for expected loss	(7,432,145)	(4,146,866)	(1,540,879)
Amounts due from financial institutions	(1,549,493)	(246,272)	(104,544)
Securities	(573,349)	260,916	(466,144)
Derivative financial assets	(59,435)	(27,513)
Non-current assets held-for-sale	33,754	6,104	(57,258)
Other assets	(790,072)	(356,182)	(56,434)
Liabilities with financial institutions	3,584,551	604,421	415,068
Liabilities with customers	5,896,911	7,722,193	2,704,501
Securities issued	1,842,657	9,856	(44,356)
Derivative financial liabilities	9,787	35,817	19,945
Borrowing and onlending	(2,334)	(2,395)	(2,188)
Other tax liabilities	149,605	13,090	7,664
Provisions	10,209	(13,698)	(9,335)
Other liabilities	141,929	192,852	64,238
Cash flows from (used in) operations	140,673	2,995,072	797,244
Income Tax paid	(49,029)	(14,187)	(5,634)
Net cash from operating activities	91,644	2,980,885	791,610
Cash flow from investing activities
Acquisition of subsidiaries, net of cash acquired	(93,782)	(24,905)
Acquisition of property and equipment	(32,249)	(17,250)	(11,391)
Proceeds from sale of property and equipment	602	7,223
Acquisition of intangible assets	(255,731)	(135,619)	(62,043)
Net cash used in investing activities	(7,175,779)	(5,048,977)	(445,544)
Cash flow from financing activities
Capital increase		1,148,836	1,220,101
Option purchase - share-based payments			299
Repurchase of treasury shares		(153,109)
Sale of treasury shares	(29,322)	117,497	432
Paid dividends and interest on equity	(19,680)	(37,868)	(43,571)
Resources from non-controlling interest, including capital increase	5,478,926	31,629	45,000
Net cash from financing activities	5,429,924	1,106,985	1,222,261
Net (decrease) increase in cash and cash equivalents	(1,654,212)	(961,108)	1,568,327
Cash and cash equivalents at january 1	2,154,687	3,114,789	1,546,065
Effect of the exchange rate variation on cash and cash equivalents	(30)	1,006	397
Cash and cash equivalents at December 31, 2021	500,446	2,154,687	3,114,789
Amortized cost
Cash flow from investing activities
Acquisition of financial assets	(920,123)	(135,389)	(261,171)
Proceeds from sale of financial assets	393,417	81,213
Fair value through other comprehensive income - FVOCI
Cash flow from investing activities
Acquisition of financial assets	(27,780,867)	(4,899,868)	(281,967)
Proceeds from sale of financial assets	R$ 21,512,954	R$ 75,618	R$ 171,028